SUPPLEMENT dated May 1, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                          (Institutional Class Shares)
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund
                         Standish World High Yield Fund

                               Dated: May 1, 2001

--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated May 1, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Fixed Income Fund
                         Standish World High Yield Fund
                        Standish Controlled Maturity Fund
                     Standish Short-Term Asset Reserve Fund

                               Dated: May 1, 2001

--------------------------------------------------------------------------------

All Funds:

On April 25, 2001, the funds' investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

SUPPLEMENT dated May 1, 2001

          To the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of

                    Standish International Fixed Income Fund
                             (Service Class Shares)

                               Dated: May 1, 2001

--------------------------------------------------------------------------------

On April 25, 2001, the fund's investment adviser, Standish, Ayer & Wood, Inc. ("Standish") and its parent company, SAW Trust, entered into an agreement with Mellon Financial Corporation ("Mellon") to merge Standish into a newly formed subsidiary of Mellon. The new entity will take the name Standish Mellon Asset Management. Consummation of the transaction is subject to a number of conditions, including regulatory approvals and the approvals of Standish's advisory clients, including the Standish funds. The transaction is expected to close during the third quarter of 2001.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.